Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share (EPS) [Abstract]
Basic EPS - Common Shares
Numerator	2012	2013	2014
Net income	$13,176,164	$15,307,658	$2,623,515
Less: Series B-1 Preferred Shares dividends	(1,238,516)	(1,077,090)	-
Less: Redemption of Series B-1 Preferred Shares	(1,762,511)	(2,062,788)	-
Less: Series C Preferred Shares dividends	-	(735,281)	(2,061,749)
Less: Income attributable to non-vested share awards	(189,769)	(270,783)	(12,208)
Net income available to common shareholders	$9,985,368	$11,161,716	$549,558

Denominator
Weighted average number of common shares outstanding, basic	17,980,980	23,587,529	28,636,900

Net income per common share, basic	$0.56	$0.47	$0.02

Diluted EPS - Common Shares
Numerator	2012	2013	2014
Net income	$13,176,164	$15,307,658	$2,623,515
Less: Series B-1 Preferred Shares dividends	(1,238,516)	(1,077,090)	-
Less: Redemption of Series B-1 Preferred Shares	(1,762,511)	(2,062,788)	-
Less: Series C Preferred Shares dividends	-	(735,281)	(2,061,749)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	864,133	1,077,090	-
Less: Income attributable to non-vested share awards	-	(270,783)	(12,208)
Net income available to common shareholders	$11,039,270	$12,238,806	$549,558

Denominator
Weighted average number of common shares outstanding, basic	17,980,980	23,587,529	28,636,900
Effect of Series B-1 Preferred Shares, if converted to common shares	2,415,653	3,133,151	-
Weighted average number of common shares outstanding, diluted	20,396,633	26,720,680	28,636,900

Net income per common share, diluted	$0.54	$0.46	$0.02